Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 134	$ 1,293	$ 24,924
Accounts receivable	2,071	23	2,000
Notes receivable and accrued interest, current portion			213,722
Related party receivables			19,257
Prepaid consulting and other current assets	2,505,638	311,988
Total current assets	2,507,843	313,304	259,903
Prepaid consulting and other assets, net of current portion	548,923	599,197
Notes receivable and accrued interest, net of current portion	177,804	174,389
Intangible assets, net			3,627,857
Total assets	3,234,570	1,086,890	3,887,760
Current liabilities:
Accounts payable and accrued expenses	759,610	651,681	245,068
Current portion of acquisition related liabilities	853,716	645,387	607,747
Related party payables	18,628	3,668
Accrued compensation and related costs	523,701	490,353	226,941
Revolving loan, net of debt discount of $0 and $90,758, respectively	250,000	159,242
Notes payable - related parties	131,815	131,815	139,243
Notes payable, net of discounts of $32,986, $0 and $91,120, respectively	271,962	144,948	43,828
Convertible notes payable, net of debt discount of $33,750 and $93,168, respectively	392,250	332,832
Derivative liabilities			280,000
Total current liabilities	3,201,682	2,559,926	1,542,827
Acquisition related liabilities, net of current portion	1,704,429	1,854,962	2,212,496
Total liabilities	4,906,111	4,414,888	3,755,323
Stockholders' (deficit) equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized; 217,206,421, 203,906,421 and 168,262,920 shares issued and outstanding, respectively	21,720	20,390	16,826
Stockholder receivable	(765,000)	(765,000)
Additional paid-in capital	22,101,978	19,394,141	10,685,391
Deficit accumulated during the development stage	(23,030,739)	(21,978,029)	(10,569,780)
Total stockholders' (deficit) equity	(1,671,541)	(3,327,998)	132,437
Total Liabilities and stockholders' (deficit) equity	3,234,570	1,086,890	3,887,760
Series A Preferred Stock [Member]
Stockholders' (deficit) equity:
Preferred stock Value	500	500
Series B Preferred Stock [Member]
Stockholders' (deficit) equity:
Preferred stock Value	$ 500